Revenue - Contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Contract liabilities
-Current portion	¥ (266,919)	¥ (218,287)
-Non-current portion	(59,947)	(74,226)
Total contract liabilities	(326,866)	(292,513)	¥ (321,546)
Trade and other receivables
Receivables, Contract Liabilities From Contracts With Customers [Line Items]
Receivables	¥ 315,001	¥ 286,692